SHARE CAPITAL (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Jul. 29, 2021	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Number of FT shares issued				2,670,000
Proceeds from issuing other equity instruments			$ 0	$ 33,634,423
Flow-through premium				$ 1,655,400
Private Placement [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold		11,808,490
Equity issuance, price per share		$ 2.17
Proceeds from issuing shares		$ 25,624,423
Equity offering costs		$ 865,829
Non Brokered Private Placement [Member]
Disclosure of reserves within equity [line items]
Number of FT shares issued	2,670,000
Equity issuance, price per share	$ 3
Proceeds from issuing shares	$ 8,010,000
Equity offering costs	694,788
Flow-through premium	$ 1,655,400